Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 10,894	$ 289	$ (4,337)
Other comprehensive income, net of tax:
Net unrealized holding gains arising during the period (net of taxes 2012: $1,758; 2011 $4,872; 2010 $2,227)	3,413	9,457	3,830
Reclassification adjustment for net realized losses on securities recorded in income (net of taxes 2012: ($220); 2011 ($117); 2010 ($941)	(409)	(227)	(1,826)
Reclassification for OTTI credit losses recorded in income (net of taxes 2012: $227; 2011 $110; 2010 $327)	422	214	635
Noncredit related OTTI loss on securities not expected to be sold (net of taxes 2012: $0; 2011 $0; 2010 $1,340)	0	0	2,602
Other comprehensive income	3,426	9,444	5,241
Total comprehensive income	$ 14,320	$ 9,733	$ 904